Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases

As of September 30, 2016, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2016	$74
2017	311
2018	319
2019	184
Total minimum lease payments	$888